SHARE-BASED PAYMENT - Schedule of Detailed Information of Option Plan (Details)													3 Months Ended	12 Months Ended		181 Months Ended
	Dec. 14, 2024 shares R$ / shares	Oct. 23, 2024 shares R$ / shares	Jul. 07, 2023 shares R$ / shares	Aug. 19, 2022 shares R$ / shares	Aug. 08, 2022 shares R$ / shares	Jul. 06, 2017 shares R$ / shares	Jul. 01, 2016 shares R$ / shares	Jul. 01, 2015 shares R$ / shares	Jun. 30, 2014 shares R$ / shares	Apr. 05, 2011 shares R$ / shares	Mar. 24, 2011 shares R$ / shares	Dec. 11, 2009 shares R$ / shares	Mar. 31, 2025 shares	Dec. 31, 2025 shares	Dec. 31, 2024 share	Dec. 31, 2024 shares share	Dec. 31, 2025 share	Dec. 31, 2023 share
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options granted (in shares)													250,000,000		5,207,253,000
Outstanding options (in shares) | share															26,646,536,000	26,646,536,000	9,470,792,000	22,312,679,000
Stock option plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options granted (in shares)															4,200,000,000	34,647,866,000
Outstanding options (in shares)														8,836,830,000	24,624,503,000	24,624,503,000	8,836,830,000	20,521,684,000
Options available (in shares)														8,836,830,000
Stock option plan | December 11, 2009
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in brazilian real per share) | R$ / shares												R$ 3,420
Average fair value (in brazilian real per share) | R$ / shares												R$ 1,930
Volatility												47.70%
Expected dividend												1.10%
Average rate of return												8.80%
Exercise rate per tranche												25.00%
Remaining term (in years)												0 years
Purchasing period up to (years)												4 years
Options granted (in shares)												5,032,800,000
Outstanding options (in shares)														180,870,000
Options available (in shares)														180,870,000
Stock option plan | March 24, 2011
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in brazilian real per share) | R$ / shares											R$ 6,440
Average fair value (in brazilian real per share) | R$ / shares											R$ 4,160
Volatility											54.80%
Expected dividend											1.10%
Average rate of return											12.00%
Exercise rate per tranche											25.00%
Remaining term (in years)											0 years
Purchasing period up to (years)											4 years
Options granted (in shares)											1,572,000,000
Outstanding options (in shares)														84,000,000
Options available (in shares)														84,000,000
Stock option plan | April 5, 2011
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in brazilian real per share) | R$ / shares										R$ 6,440
Average fair value (in brazilian real per share) | R$ / shares										R$ 4,160
Volatility										54.80%
Expected dividend										1.10%
Average rate of return										12.00%
Exercise rate per tranche										25.00%
Remaining term (in years)										0 years
Purchasing period up to (years)										4 years
Options granted (in shares)										656,000,000
Outstanding options (in shares)														6,200,000
Options available (in shares)														6,200,000
Stock option plan | June 30, 2014
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in brazilian real per share) | R$ / shares									R$ 19,150
Average fair value (in brazilian real per share) | R$ / shares									R$ 11,010.00
Volatility									40.60%
Expected dividend									1.10%
Average rate of return									12.50%
Exercise rate per tranche									25.00%
Remaining term (in years)									0 years
Purchasing period up to (years)									4 years
Options granted (in shares)									2,169,122,000
Outstanding options (in shares)														708,993,000
Options available (in shares)														708,993,000
Stock option plan | July 1, 2015
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in brazilian real per share) | R$ / shares								R$ 14,510
Average fair value (in brazilian real per share) | R$ / shares								R$ 10,820
Volatility								40.60%
Expected dividend								1.10%
Average rate of return								15.70%
Exercise rate per tranche								25.00%
Remaining term (in years)								0 years
Purchasing period up to (years)								4 years
Options granted (in shares)								627,810,000
Outstanding options (in shares)														177,592,000
Options available (in shares)														177,592,000
Stock option plan | July 1, 2016
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in brazilian real per share) | R$ / shares							R$ 14,500
Average fair value (in brazilian real per share) | R$ / shares							R$ 10,140
Volatility							43.10%
Expected dividend							1.10%
Average rate of return							12.20%
Exercise rate per tranche							25.00%
Remaining term (in years)							0 years
Purchasing period up to (years)							4 years
Options granted (in shares)							820,250,000
Outstanding options (in shares)														280,124,000
Options available (in shares)														280,124,000
Stock option plan | July 6, 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in brazilian real per share) | R$ / shares						R$ 22,570
Average fair value (in brazilian real per share) | R$ / shares						R$ 12,820
Volatility						43.40%
Expected dividend						1.10%
Average rate of return						10.30%
Exercise rate per tranche						25.00%
Remaining term (in years)						0 years
Purchasing period up to (years)						4 years
Options granted (in shares)						680,467,000
Outstanding options (in shares)														442,796,000
Options available (in shares)														442,796,000
Stock option plan | August 8, 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in brazilian real per share) | R$ / shares					R$ 11,070.00
Average fair value (in brazilian real per share) | R$ / shares					R$ 8,100
Volatility					70.00%
Expected dividend					0.00%
Average rate of return					13.00%
Exercise rate per tranche					25.00%
Remaining term (in years)					7 months 6 days
Purchasing period up to (years)					4 years
Options granted (in shares)					1,774,418,000
Outstanding options (in shares)														864,700,000
Options available (in shares)														864,700,000
Stock option plan | August 8, 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in brazilian real per share) | R$ / shares					R$ 11,070.00
Average fair value (in brazilian real per share) | R$ / shares					R$ 6,400
Volatility					68.80%
Expected dividend					0.00%
Average rate of return					13.20%
Exercise rate per tranche					33.30%
Remaining term (in years)					0 years
Purchasing period up to (years)					3 years
Options granted (in shares)					1,514,999,000
Outstanding options (in shares)														1,027,448,000
Options available (in shares)														1,027,448,000
Stock option plan | August 19, 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in brazilian real per share) | R$ / shares				R$ 11,070.00
Average fair value (in brazilian real per share) | R$ / shares				R$ 7,390
Volatility				67.20%
Expected dividend				0.00%
Average rate of return				13.60%
Exercise rate per tranche				100.00%
Remaining term (in years)				0 years
Purchasing period up to (years)				1 year
Options granted (in shares)				4,900,000,000
Outstanding options (in shares)														4,624,480,000
Options available (in shares)														4,624,480,000
Stock option plan | August 19, 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in brazilian real per share) | R$ / shares				R$ 11,070.00
Average fair value (in brazilian real per share) | R$ / shares				R$ 11,540
Volatility				74.60%
Expected dividend				0.00%
Average rate of return				12.70%
Exercise rate per tranche				33.00%
Remaining term (in years)				0 years
Purchasing period up to (years)				5 years
Options granted (in shares)				8,900,000,000
Outstanding options (in shares)														0
Options available (in shares)														0
Stock option plan | July 7, 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in brazilian real per share) | R$ / shares			R$ 15,600
Average fair value (in brazilian real per share) | R$ / shares			R$ 10,800
Volatility			75.40%
Expected dividend			0.00%
Average rate of return			10.50%
Exercise rate per tranche			25.00%
Remaining term (in years)			1 year 6 months
Purchasing period up to (years)			4 years
Options granted (in shares)			1,800,000,000
Outstanding options (in shares)														439,627,000
Options available (in shares)														439,627,000
Stock option plan | October 23, 2024
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in brazilian real per share) | R$ / shares		R$ 4,040.00
Average fair value (in brazilian real per share) | R$ / shares		R$ 3,250
Volatility		73.00%
Expected dividend		0.00%
Average rate of return		12.90%
Exercise rate per tranche		25.00%
Remaining term (in years)		0 years
Purchasing period up to (years)		4 years
Options granted (in shares)		2,200,000,000
Outstanding options (in shares)														0
Options available (in shares)														0
Stock option plan | December 14, 2024
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in brazilian real per share) | R$ / shares	R$ 4,170
Average fair value (in brazilian real per share) | R$ / shares	R$ 2,160
Volatility	72.80%
Expected dividend	0.00%
Average rate of return	14.80%
Exercise rate per tranche	25.00%
Remaining term (in years)	0 years
Purchasing period up to (years)	4 years
Options granted (in shares)	2,000,000,000
Outstanding options (in shares)														0
Options available (in shares)														0